CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 35,869	$ 55,532
Restricted cash	1,727	2,593
Accounts and notes receivable, net of provision for doubtful accounts of $2,172 and $2,228 as of December 31, 2012 and 2013, respectively	24,996	24,564
Amounts due from related parties, net of provision for doubtful accounts of $1,749 and $2,156 as of December 31, 2012 and 2013, respectively	25,820	4,225
Inventories, net	13,812	11,362
Prepayments and other current assets, net of provision for doubtful accounts of $144 and $429 as of December 31, 2012 and 2013, respectively	7,517	4,809
Deferred tax assets, net		418
Total current assets	109,741	103,503
Investments in unconsolidated affiliates, at cost		2
Investment in an equity investee	4,794	4,218
Property, equipment and software, net	26,124	20,457
Land use rights, net	15,518	14,774
Deferred tax assets, net		169
Other assets	2,055	1,371
Total assets	158,232	144,494
Current liabilities:
Accounts payable	21,839	7,281
Amounts due to related parties	7,040	2,184
Taxes payable	6,991	2,318
Advances from customers	1,447	222
Accrued expenses and other current liabilities	6,632	14,750
Deferred government grant	8,057	12,476
Total current liabilities	52,006	39,231
Deferred government grant-non current	1,511
Deferred tax liabilities	14	23
Product warranty	1,065	466
Long-term bank loan	13,121	4,773
Other long-term liabilities	8,201	4,772
Total liabilities	75,918	49,265
Equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 153,585,440 shares issued and 116,599,856 shares outstanding as of December 31, 2012 and 155,152,737 shares issued and 104,014,754 shares outstanding as of December 31, 2013	15	15
Additional paid-in capital	158,384	161,017
Treasury stock at cost, 36,985,584 shares as of December 31, 2012 and 41,872,088 shares as of December 31, 2013	(15,961)	(13,886)
Accumulated other comprehensive income	11,387	11,394
Accumulated deficit	(91,667)	(83,249)
Statutory reserve	2,782	2,782
Total shareholders' equity attributable to Vimicro International Corporation	64,940	78,073
Noncontrolling interests	17,374	17,156
Total equity	82,314	95,229
Total liabilities and equity	$ 158,232	$ 144,494